Consolidated Statements of Changes in Stockholders' Equity - USD ($)	Common stock	Additional paid-in capital	Accumulated other comprehensive income	Preferred stock	Warrants	Accumulated deficit	Total
Balance at Jun. 30, 2016	$ 1,119	$ 28,843,173	$ 21,178	$ 6,572,785	$ 1,658,382	$ (32,237,859)	$ 4,858,778
Balance, Shares at Jun. 30, 2016	1,118,702
Issuance of shares and warrants - net of issue costs	$ 277	4,981,093			2,950,737		7,932,107
Issuance of shares and warrants - net of issue costs, shares	276,923
Shares issued for services	$ 6	563,994					564,000
Shares issued for services, shares	6,000
Warrants issued for services					81,602		81,602	[1]
Reclassification of stock option liability		260,969					260,969
Warrants exercised for cash	$ 24	908,399			(120,147)		788,276
Warrants exercised for cash, shares	23,953
Cashless exercise of warrants		5,159					5,159
Cashless exercise of warrants, shares	59
Amendment of warrants (note 4)		53,006					53,006
Stock option expense		124,747					124,747
Conversion of Series B preferred stock to common stock	$ 5	147,370		(147,375)
Conversion of Series B preferred stock to common stock, shares	5,281
Series A preferred cash dividend (note 3)						(8,356)	(8,356)
Series B preferred stock dividend	$ 20	790,434				(790,454)
Series B preferred stock dividend, shares	20,045
Loss for the year						(8,081,764)	(8,081,764)
Balance at Jun. 30, 2017	$ 1,451	36,678,344	21,178	6,425,410	4,570,574	(41,118,433)	6,578,524
Balance, Shares at Jun. 30, 2017	1,450,963
Issuance of shares and warrants - net of issue costs	$ 800	6,191,785			2,752,751
Issuance of shares and warrants - net of issue costs, shares	800,000
Shares issued for services		4,821
Shares issued for services, shares	407
Warrants issued for services					155,204
Warrants exercised for cash	$ 25	312,475
Warrants exercised for cash, shares	25,000
Stock option expense		430,673
Performance stock unit expense
Series A preferred cash dividend (note 3)						(6,267)
Series B preferred stock dividend	$ 15	142,343				(142,358)
Series B preferred stock dividend, shares	14,881
Loss for the year							(8,761,061)
Balance at Mar. 31, 2018	$ 2,291	43,760,441			7,478,529	(50,028,119)
Balance, Shares at Mar. 31, 2018	2,291,251
Balance at Jun. 30, 2017	$ 1,451	36,678,344	21,178	6,425,410	4,570,574	(41,118,433)	6,578,524
Balance, Shares at Jun. 30, 2017	1,450,963
Issuance of shares and warrants - net of issue costs	$ 800	5,371,693			3,572,843		8,945,336
Issuance of shares and warrants - net of issue costs, shares	800,000
Shares issued for services	$ 1	8,581					8,582
Shares issued for services, shares	863
Warrants issued for services					192,400		192,400	[1]
Warrants exercised for cash	$ 25	418,810			(106,335)		312,500
Warrants exercised for cash, shares	25,000
Stock option expense		495,925					495,925
Performance stock unit expense		48,624					48,624
Series A preferred cash dividend (note 3)						(8,356)	(8,356)
Series B preferred stock dividend	$ 20	176,216				(176,236)
Series B preferred stock dividend, shares	19,841
Loss for the year						(11,138,312)	(11,138,312)
Balance at Jun. 30, 2018	$ 2,297	43,198,193	21,178	6,425,410	8,229,482	(52,441,337)	5,435,223
Balance, Shares at Jun. 30, 2018	2,296,667
Balance at Dec. 31, 2017	$ 2,261	43,259,228			7,321,844	(47,046,347)
Balance, Shares at Dec. 31, 2017	2,260,884
Shares issued for services		4,821
Shares issued for services, shares	407
Warrants issued for services					156,685
Warrants exercised for cash	$ 25	312,475
Warrants exercised for cash, shares	25,000
Stock option expense		137,296
Series A preferred cash dividend (note 3)						(2,089)
Series B preferred stock dividend	$ 5	46,621				(46,626)
Series B preferred stock dividend, shares	4,960
Balance at Mar. 31, 2018	$ 2,291	43,760,441			7,478,529	(50,028,119)
Balance, Shares at Mar. 31, 2018	2,291,251
Balance at Jun. 30, 2018	$ 2,297	43,198,193	$ 21,178	$ 6,425,410	8,229,482	(52,441,337)	5,435,223
Balance, Shares at Jun. 30, 2018	2,296,667
Issuance of shares and warrants - net of issue costs	$ 297	2,920,695			(2,210,697)
Issuance of shares and warrants - net of issue costs, shares	296,667
Shares issued for services	$ 2	10,267
Shares issued for services, shares	2,269
Warrants issued for services					36,534
Stock option expense		355,388
Conversion of Series B preferred stock to common stock	$ 10	279,041
Conversion of Series B preferred stock to common stock, shares	10,000
Performance stock unit expense		183,205					183,205
Series A preferred cash dividend (note 3)						(6,267)
Series B preferred stock dividend	$ 14	75,463				(75,477)
Series B preferred stock dividend, shares	14,430
Loss for the year							(5,465,486)
Balance at Mar. 31, 2019	$ 2,620	47,022,252			6,055,319	(57,988,567)	1,259,161
Balance, Shares at Mar. 31, 2019	2,620,033
Balance at Dec. 31, 2018	$ 2,614	46,851,817			6,046,587	(56,299,291)
Balance, Shares at Dec. 31, 2018	2,614,342
Issuance of shares and warrants - net of issue costs		(16,186)
Shares issued for services	$ 1	3,512
Shares issued for services, shares	956
Warrants issued for services					8,732
Stock option expense		99,735
Performance stock unit expense		60,177
Series A preferred cash dividend (note 3)						(2,089)
Series B preferred stock dividend	$ 5	23,197				(23,202)
Series B preferred stock dividend, shares	4,735
Balance at Mar. 31, 2019	$ 2,620	$ 47,022,252			$ 6,055,319	$ (57,988,567)	$ 1,259,161
Balance, Shares at Mar. 31, 2019	2,620,033

[1]	Warrants issued for services are exercisable at various prices and expire at the various dates noted in the table below.